Fair Value Measurements - Carrying amounts and estimated fair values of the financial instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets:
Interest-earning demand deposits	$ 4,710	$ 8,725
Securities available for sale	18,331	18,313
Securities held to maturity	6,052	6,575
Carrying Amount
Financial assets:
Cash and due from banks	1,581	1,672
Interest-earning demand deposits	4,710	8,725
Securities available for sale	18,331	18,313
Securities held to maturity	6,052	6,575
Investment in restricted stock	3,637	3,270
Loans held for sale	2,133	2,770
Loans, net	281,741	262,711
Accrued interest receivable	876	824
Financial liabilities:
Deposits	222,615	216,691
Borrowings	71,826	64,447
Accrued interest payable	168	94
Fair Value
Financial assets:
Cash and due from banks	1,581	1,672
Interest-earning demand deposits	4,710	8,725
Securities available for sale	18,331	18,313
Securities held to maturity	6,030	6,588
Investment in restricted stock	3,637	3,270
Loans held for sale	2,133	2,770
Loans, net	280,173	261,588
Accrued interest receivable	876	824
Financial liabilities:
Deposits	222,863	216,878
Borrowings	71,826	64,502
Accrued interest payable	$ 168	$ 94